CAPITAL STOCK - Common Stock Share Activity (Detail) - USD ($) $ in Millions	1 Months Ended		3 Months Ended			12 Months Ended
	Dec. 29, 2012	Nov. 30, 2012	Apr. 04, 2015	Jun. 29, 2013	Jun. 30, 2012	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011	Aug. 01, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Forward share purchase contract						$ 150.0			$ 350.0
Cash Settlement on Forward Stock Purchase Contract						$ 0.0	$ 18.8	$ 0.0
Accelerated Share Repurchases, Initial Delivery of Shares Repurchased	9,345,794			1,608,695
Common Stock Share Activity
Outstanding, beginning of year			157,125,450			155,479,230	159,952,027	169,046,961
Stock Issued During Period, Shares, Other						0	0	814,693
Issued from treasury						1,986,796	3,828,056	3,344,163
Repurchase of common stock, shares					(3,000,000)	(340,576)	(8,300,853)	(13,253,790)
Outstanding, end of year	159,952,027					157,125,450	155,479,230	159,952,027	169,046,961
Shares subject to the forward share purchase contract	5,581,400					1,603,822	0	5,581,400	(5,581,400)	(5,581,400)
Outstanding, less shares subject to the forward share purchase contract	154,370,627					155,521,628	155,479,230	154,370,627
Call Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Indexed to Issuer's Equity, Shares		10,094,144	9,100,000.0	617,037			12,200,000.0